Share-Based Compensation - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) scheme	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) scheme $ / shares shares	Dec. 31, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share based stock schemes | scheme	5		5
Compensation expense	$ 764,000	$ 738,000	$ 2,531,000	$ 2,527,000
Unrecognized compensation costs	$ 4,321,000		$ 3,354,000
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized cost, recognition period	2 years 4 months 13 days		2 years 25 days
RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	3 years		3 years
Compensation expense			$ 0	$ 0
Unrecognized cost, recognition period	10 years		10 years
Unvested shares outstanding (in shares) | shares			2,535,825
Unvested shares weighted average fair value (usd per share) | $ / shares			$ 1.08
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation | shares			771,141
Payment, Tax Withholding, Share-Based Payment Arrangement			$ 7,650,000
RSAs | Adjusted Balance, After Ratio Conversion
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense			$ 2,741,000
Unvested shares outstanding (in shares) | shares			2,535,825
Unvested shares weighted average fair value (usd per share) | $ / shares			$ 1.08
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	2 years		2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	5 years		5 years